Supplementary Financial Statements Information (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Depreciation	$ 3,823		$ 6,825
Amortization expense	$ 1,926		3,841
Term of debt issuance costs amortization	1 year 6 months
Debt interest rate	0.56%
Amortization of debt issuance costs	$ 547	$ 547	1,094
Estimated fair value of the notes classified as Level 2 financial instruments	305,811		301,157
Exceeded principal amount	$ 105,811		$ 101,157
Short-Term Investments [Member]
Debt Instrument [Line Items]
Debt interest rate	4.84%